Product Information Notice Dated August 1, 2012

Effective November 1, 2012, Legg Mason Western Asset Variable Global High Yield Bond Portfolio will be renamed Western Asset Variable Global High Yield Bond Portfolio.

This Notice Should Be Retained For Future Reference.

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